Current Accounts and Other Demand Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Current Accounts and Other Demand Deposits
Schedule of current accounts and other demand deposits
	2016	2017
	MCh$	MCh$
Current accounts	6,907,655	7,200,050
Other demand deposits	856,711	1,081,223
Other deposits and accounts	556,782	634,433

Total	8,321,148	8,915,706